Financial liabilities measured at FVTPL - Summary of warrants were measured at binomial option pricing model (Detail) - yr	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities Measured At Binomial Option Pricing Model [Line Items]
Expected volatility	53.80%	58.10%
Risk-free interest rate (per annum)	4.30%	4.40%
Expected dividend yield	0.00%	0.00%
Expected term	2.5
Bottom of range [member]
Disclosure Of Financial Liabilities Measured At Binomial Option Pricing Model [Line Items]
Expected term		1
Top of range [member]
Disclosure Of Financial Liabilities Measured At Binomial Option Pricing Model [Line Items]
Expected term		6